DEPOSIT WITH BANKS (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
DepositAndBanksLineItems [Line Items]
Bank interest rates		4.64%
Minimum [Member]
DepositAndBanksLineItems [Line Items]
Bank interest rates	1.98%
Maturies date	120 days	120 days
Maximum [Member]
DepositAndBanksLineItems [Line Items]
Bank interest rates	4.64%
Maturies date	270 days	365 days